Income taxes - Reconciliation of the effective income tax rate (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Effective statutory tax rate	31.00%	31.00%	31.00%
Changes in deferred tax valuation allowances	(5.30%)	3.90%	11.30%
Additional taxable income	1.30%	0.20%	0.70%
Non-deductible expenses	3.20%	6.00%	7.80%
Non-taxable income	(1.60%)	(2.50%)	(4.70%)
Dividends from foreign subsidiaries	0.00%	0.00%	0.10%
Tax effect of undistributed earnings of foreign subsidiaries	0.00%	(0.20%)	0.30%
Different tax rate applicable to income (loss) of foreign subsidiaries	(2.50%)	(0.20%)	(0.90%)
Effect of changes in foreign tax laws	0.00%	0.00%	(1.90%)
Effect of changes in domestic tax laws	0.40%
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates	0.00%	0.00%	(2.30%)
Other	(0.10%)	(2.90%)	(2.70%)
Effective tax rate	26.40%	35.30%	38.70%